UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from

January 16, 2016 to February 15, 2016

Commission File Number of issuing entity:

333-197420-01

Central Index Key Number of issuing entity:

0001619346

Fifth Third Auto Trust 2014-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-197420

Central Index Key Number of depositor:

0001405332

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0000035528

Fifth Third Bank

(Exact name of sponsor as specified in its charter)

Chrissy Shanks, (513) 534-3298

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	47-6477124
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Fifth Third Holdings Funding, LLC
1701 Golf Road, Tower 1, 9th Floor
Rolling Meadows, Illinois	60008
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 354-7341

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Fifth Third Auto Trust 2014-3 as of the February 11, 2016 determination date are attached as Exhibit 99.1.

No assets securitized by Fifth Third Bank were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period January 16, 2016 to February 15, 2016.

Fifth Third Bank filed its most recent Form ABS 15G on February 10, 2016. The CIK number of Fifth Third Bank is 0000035528.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

Exhibit 99.1    Monthly Distribution and Pool Performance Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIFTH THIRD HOLDINGS FUNDING, LLC
(Depositor)

Dated: February 26, 2016	By:	/s/ Jamie Leonard
Name: Jamie Leonard
Title: President

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